The Gabelli Utility Trust

Schedule of Investments — September 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 85.5%
	ENERGY AND UTILITIES — 69.5%
	Alternative Energy — 0.5%
20,000	NextEra Energy Partners LP	$1,056,800
12,000	Ormat Technologies Inc., New York	891,480

		1,948,280

	Electric Integrated — 42.2%
22,000	ALLETE Inc.	1,923,020
125,000	Alliant Energy Corp.	6,741,250
17,000	Ameren Corp.	1,360,850
72,000	American Electric Power Co. Inc.	6,745,680
44,000	Avangrid Inc.	2,299,000
28,000	Avista Corp.	1,356,320
40,000	Black Hills Corp.	3,069,200
91,000	CMS Energy Corp.	5,819,450
48,273	Dominion Energy Inc.	3,912,044
16,400	DTE Energy Co.	2,180,544
74,000	Duke Energy Corp.	7,093,640
76,000	Edison International	5,731,920
185,500	El Paso Electric Co.	12,443,340
1,000	Emera Inc.	43,899
3,000	Entergy Corp.	352,080
138,500	Evergy Inc.	9,218,560
162,000	Eversource Energy	13,846,140
67,000	FirstEnergy Corp.	3,231,410
62,000	Hawaiian Electric Industries Inc.	2,827,820
83,500	MGE Energy Inc.	6,669,145
56,500	NextEra Energy Inc.	13,163,935
48,000	NiSource Inc.	1,436,160
72,000	NorthWestern Corp.	5,403,600
185,000	OGE Energy Corp.	8,395,300
48,000	Otter Tail Corp.	2,580,000
48,000	PG&E Corp.†	480,000
86,000	PNM Resources Inc.	4,478,880
30,000	Public Service Enterprise Group Inc.	1,862,400
17,000	Unitil Corp.	1,078,480
140,000	WEC Energy Group Inc.	13,314,000
160,000	Xcel Energy Inc.	10,382,400

		159,440,467

	Electric Transmission and Distribution — 1.8%
40,000	Consolidated Edison Inc.	3,778,800
65,100	Exelon Corp.	3,144,981

		6,923,781

	Global Utilities — 2.6%
8,000	Chubu Electric Power Co. Inc.	115,792
7,000	EDP - Energias de Portugal SA	27,177
133,000	Electric Power Development Co. Ltd.	3,032,092
33,000	Endesa SA	868,279
300,000	Enel SpA	2,240,182

Shares		Market Value
500,000	Hera SpA	$2,052,383
15,000	Hokkaido Electric Power Co. Inc.	78,936
12,000	Hokuriku Electric Power Co.†	80,573
3,000	Huaneng Power International Inc., ADR	57,150
41,000	Korea Electric Power Corp., ADR†	444,440
15,000	Kyushu Electric Power Co. Inc.	141,503
8,000	Shikoku Electric Power Co. Inc.	75,394
8,000	The Chugoku Electric Power Co. Inc.	102,770
20,000	The Kansai Electric Power Co. Inc.	223,538
13,000	Tohoku Electric Power Co. Inc.	126,724

		9,666,933

	Merchant Energy — 1.4%
330,000	The AES Corp.(a)	5,392,200

	Natural Gas Integrated — 5.9%
8,000	Devon Energy Corp.	192,480
125,000	Energy Transfer LP	1,635,000
90,000	Kinder Morgan Inc.	1,854,900
136,000	National Fuel Gas Co.	6,381,120
165,000	ONEOK Inc.	12,158,850

		22,222,350

	Natural Gas Utilities — 6.0%
25,000	Atmos Energy Corp.	2,847,250
24,800	Chesapeake Utilities Corp.	2,363,936
30,262	Corning Natural Gas Holding Corp.	553,946
15,500	Engie SA	253,076
70,066	National Grid plc, ADR	3,792,673
42,000	ONE Gas Inc.	4,036,620
18,000	RGC Resources Inc.	526,320
90,000	Southwest Gas Holdings Inc.	8,193,600
2,000	Spire Inc.	174,480

		22,741,901

	Natural Resources — 1.5%
4,000	Apache Corp.	102,400
25,000	California Resources Corp.†	255,000
55,000	Cameco Corp.	522,500
25,000	CNX Resources Corp.†	181,500
32,000	Compania de Minas Buenaventura SAA, ADR	485,760
3,125	CONSOL Energy Inc.†	48,844
50,000	Exxon Mobil Corp.	3,530,500
3,000	Hess Corp.	181,440
2,934	Occidental Petroleum Corp.	130,475
3,000	Royal Dutch Shell plc, Cl. A, ADR	176,550

		5,614,969

1

The Gabelli Utility Trust

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Services — 1.2%
24,000	ABB Ltd., ADR	$472,080
100,000	Enbridge Inc.	3,508,000
13,000	Sunoco LP	408,850
185,000	Weatherford International plc†	5,143

		4,394,073

	Water — 5.5%
27,000	American States Water Co.	2,426,220
25,000	American Water Works Co. Inc.	3,105,750
27,291	Aqua America Inc.	1,223,455
24,000	Artesian Resources Corp., Cl. A	888,000
34,000	California Water Service Group	1,799,620
48,000	Middlesex Water Co.	3,118,080
165,000	Severn Trent plc	4,392,237
50,000	SJW Group	3,414,500
9,000	The York Water Co.	392,940

		20,760,802

	Diversified Industrial — 0.4%
2,000	Alstom SA	82,902
2,000	AZZ Inc.	87,120
11,000	Bouygues SA	440,614
90,000	General Electric Co.	804,600

		1,415,236

	Environmental Services — 0.4%
54,000	Evoqua Water Technologies Corp.†	919,080
3,000	Suez	47,168
30,000	Veolia Environnement SA	760,570

		1,726,818

	Equipment and Supplies — 0.1%
2,500	Capstone Turbine Corp.†	1,274
12,000	Mueller Industries Inc.	344,160

		345,434

	TOTAL ENERGY AND UTILITIES	262,593,244

	COMMUNICATIONS — 13.1%
	Cable and Satellite — 4.0%
3,000	Charter Communications Inc., Cl. A†	1,236,360
20,000	Cogeco Inc.	1,440,767
62,352	DISH Network Corp., Cl. A†	2,124,333
10,000	EchoStar Corp., Cl. A†	396,200
300,000	ITV plc	464,399
42,421	Liberty Global plc, Cl. A†	1,049,920
108,771	Liberty Global plc, Cl. C†	2,587,662
10,000	Liberty Latin America Ltd., Cl. A†	170,700
20,000	Liberty Latin America Ltd., Cl. C†	341,900
10,000	Rogers Communications Inc., Cl. B	487,300

Shares		Market Value
100,000	Telenet Group Holding NV†	$4,719,500

		15,019,041

	Communications Equipment — 0.1%
14,000	Furukawa Electric Co. Ltd.	336,518

	Telecommunications — 5.2%
75,000	AT&T Inc.	2,838,000
6,000	BCE Inc., New York	290,460
6,047	BCE Inc., Toronto	292,480
20,000	BT Group plc, ADR(b)	216,600
136,002	CenturyLink Inc.	1,697,305
106,000	Cincinnati Bell Inc.†	537,420
5,000	Cogeco Communications Inc.	402,951
43,000	Deutsche Telekom AG, ADR	718,530
200	Hutchison Telecommunications Hong Kong Holdings Ltd.	34
40,038	Internap Corp.†	103,298
35,000	Nippon Telegraph & Telephone Corp.	1,668,994
1,000	Orange Belgium SA	20,644
2,000	Orange SA, ADR	31,140
11,800	Orascom Investment Holding, GDR†	1,711
30,000	Pharol SGPS SA†	3,649
4,000	Proximus SA	118,805
2,000	PT Indosat Tbk†	401
115,000	Sistema PJSFC, GDR	444,360
38,000	SoftBank Group Corp.	1,490,127
1,350	Tele2 AB, Cl. B	20,091
20,000	Telefonica Deutschland Holding AG	55,762
85,000	Telekom Austria AG	617,949
1,200	Telesites SAB de CV†	794
20,000	T-Mobile US Inc.†	1,575,400
130,000	VEON Ltd., ADR	312,000
105,000	Verizon Communications Inc.	6,337,800

		19,796,705

	Wireless Communications — 3.8%
2,500	America Movil SAB de CV, Cl. L, ADR	37,150
2,000	China Mobile Ltd., ADR	82,800
2,000	China Unicom Hong Kong Ltd., ADR	20,980
95,000	Millicom International Cellular SA, SDR	4,609,079
1,154	Mobile Telesystems PJSC	4,715
7,250	Mobile TeleSystems PJSC, ADR	58,725
100,000	NTT DOCOMO Inc.	2,546,127
2,000	SK Telecom Co. Ltd., ADR	44,400
400	SmarTone Telecommunications Holdings Ltd.	347
60,000	Turkcell Iletisim Hizmetleri A/S, ADR	346,800
49,000	United States Cellular Corp.†	1,841,420
240,000	Vodafone Group plc, ADR	4,778,400

		14,370,943

	TOTAL COMMUNICATIONS	49,523,207

2

The Gabelli Utility Trust

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	OTHER — 2.7%
	Aerospace — 0.5%
200,000	Rolls-Royce Holdings plc	$1,948,580

	Agriculture — 0.0%
3,000	Cadiz Inc.†	37,470

	Electronics — 0.3%
22,000	Sony Corp., ADR	1,300,860

	Entertainment — 0.4%
50,000	Vivendi SA	1,372,252

	Financial Services — 0.6%
40,000	GAM Holding AG†	160,313
22,000	Kinnevik AB, Cl. A	604,528
55,000	Kinnevik AB, Cl. B	1,446,508

		2,211,349

	Machinery — 0.4%
150,000	CNH Industrial NV	1,522,500

	Transportation — 0.5%
25,000	GATX Corp.	1,938,250

	TOTAL OTHER	10,331,261

	INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — 0.2%
	Electric Integrated — 0.2%
20,000	NRG Energy Inc.	792,000

	TOTAL COMMON STOCKS	323,239,712

	CONVERTIBLE PREFERRED STOCKS — 0.0%
	ENERGY AND UTILITIES — 0.0%
	Natural Gas Utilities — 0.0%
4,203	Corning Natural Gas Holding Corp., 4.800%, Ser. B	92,466

Shares		Market Value
	WARRANTS — 0.0%
	COMMUNICATIONS — 0.0%
	Telecommunications — 0.0%
16,000	Bharti Airtel Ltd., expire 11/30/20†(c)	$83,040

Principal Amount
	CORPORATE BONDS — 0.0%
	Equipment and Supplies — 0.0%
$ 30,000	Mueller Industries Inc., 6.000%, 03/01/27	30,375

	U.S. GOVERNMENT OBLIGATIONS — 14.5%
54,736,000	U.S. Treasury Bills, 1.762% to 2.383%††, 10/24/19 to 02/20/20(d)	54,551,796

	TOTAL INVESTMENTS — 100.0% (Cost $298,483,591)	$377,997,389

(a)	Securities, or a portion thereof, with a value of $2,042,500 are reserved and/or pledged with the custodian for current or potential holdings of swaps.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)	At September 30, 2019, $500,000 of the principal amount was pledged as collateral for equity contract for difference swap agreements.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

As of September 30, 2019, equity contract for difference swap agreements outstanding were as follows:

Market Value Appreciation Received	One Month LIBOR Plus 90 bps plus Market Value Depreciation Paid	Counterparty	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Payments/ Receipts	Unrealized Depreciation
Rolls-Royce Holdings plc	Rolls-Royce Holdings plc	The Goldman Sachs Group, Inc.	1 month	06/26/2020	$1,000,934	$(26,985)	—	$(26,985)

TOTAL EQUITY CONTRACT FOR DIFFERENCE SWAP AGREEMENTS								$(26,985)

3